SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Finite-lived Intangible Assets) (Details)	Dec. 31, 2024
Trademarks and Trade Names [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	2 years
Trademarks and Trade Names [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	26 years
Customer relationships [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	2 years
Customer relationships [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	22 years
Internally Developed Technology [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	2 years
Internally Developed Technology [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	15 years
Other [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	2 years
Other [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Estimated useful life (in years)	12 years